Consolidated Statement of Financial Position	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Non-current assets
Property, plant and equipment	$ 6,502,173	$ 50,506,934	$ 81,748,308
Right-of-use assets	7,924,446	61,554,718	68,120,353
Deferred tax assets	1,154,644	8,968,929	4,163,838
Deposits	1,403,072	10,898,645	10,893,489
Total non-current assets	16,984,335	131,929,226	164,925,988
Current assets
Amounts due from related companies	2,227,764	17,304,600	71,082
Amounts due from shareholders	9,540	74,100	10
Inventories	2,619,967	20,351,116	25,790,715
Trade receivables	427,391	3,319,847	9,025,248
Deposits, prepayments and other receivables	2,317,302	18,000,107	15,574,758
Cash and bank balances	15,105,631	117,336,010	146,213,744
Total current assets	22,707,595	176,385,780	196,675,557
Assets of disposal group classified as held for sale			31,478,186
Total assets	39,691,930	308,315,006	393,079,731
Capital and reserves
Share capital	7,531	58,500	10
Retained profits/(accumulated losses)	3,671,298	28,517,543	(4,382,901)
Other reserves	1,285	9,979	9,979
Exchange reserve	(5,479)	(42,558)	(14,533)
Total equity/(deficit)	3,674,635	28,543,464	(4,387,445)
Non-current liabilities
Loans from related companies	3,605,298	28,004,873	38,711,557
Lease liabilities	4,669,116	36,268,295	38,999,779
Provision for reinstatement costs	357,892	2,780,000	4,640,000
Total non-current liabilities	8,632,306	67,053,168	82,351,336
Current liabilities
Bank loans	9,035,479	70,184,889	77,754,259
Loans from related companies	2,018,353	15,677,958	15,161,771
Amounts due to directors	5,480,852	42,573,611	108,118,417
Amounts due to a related company	21,335	165,724	131,161
Provision for reinstatement costs	324,420	2,520,000	730,000
Lease liabilities	4,911,202	38,148,743	37,983,588
Trade payables	2,144,381	16,656,904	16,198,249
Accruals and other payables	3,228,194	25,075,647	23,255,552
Current tax payable	220,773	1,714,898	4,304,657
Total current liabilities	27,384,989	212,718,374	283,637,654
Liabilities directly associated with disposal group classified as held for sale			31,478,186
Total liabilities	36,017,295	279,771,542	397,467,176
Total equity and liabilities	$ 39,691,930	$ 308,315,006	$ 393,079,731